Reinsurance Assets - Summary of Reinsurance Assets Relating to Non-life Insurance (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [Line Items]
Beginning balance	[1]	€ 20,507
Ending balance		20,835	€ 20,507	[1]
Non-life insurance [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance		1,356	1,327
Gross premium and deposits - existing and new business		99	84
Unwind of discount / interest credited		88	84
Insurance liabilities released		(127)	(123)
Changes in unearned premiums		(30)	(28)
Incurred related to current year		80	77
Incurred related to prior years		56	36
Release for claims settled current year		(23)	(18)
Release for claims settled prior years		(124)	(130)
Change in IBNR		(19)	12
Shadow accounting adjustment			(24)
Net exchange differences		25	65
Other movements		(4)	(8)
Ending balance		€ 1,376	€ 1,356

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.